Note 23 - Wilson Bank Holding Company - Parent Company Financial Information - Statements of Earnings (Details) - USD ($)	3 Months Ended												12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other income													$ (69,000)	$ 34,000	$ 61,000
Directors’ fees													650,000	686,000	634,000
Income before Federal income tax benefits and equity in undistributed earnings of Wilson Bank													68,076,000	64,158,000	48,110,000
Income taxes													15,056,000	14,732,000	9,618,000
Net earnings	$ 12,340,000	$ 15,190,000	$ 14,139,000	$ 11,373,000	$ 13,801,000	$ 13,342,000	$ 11,139,000	$ 11,144,000	$ 8,902,000	$ 11,532,000	$ 9,027,000	$ 9,031,000	53,042,000	49,426,000	38,492,000
Parent Company [Member]
Dividends from commercial bank subsidiary													4,200,000	4,300,000	5,000,000
Other income													0	0	61,000
Income for Holding Company													4,200,000	4,300,000	5,061,000
Directors’ fees													355,000	341,000	335,000
Other													2,187,000	1,575,000	1,264,000
Total Non-interest Expense													2,542,000	1,916,000	1,599,000
Income before Federal income tax benefits and equity in undistributed earnings of Wilson Bank													1,658,000	2,384,000	3,462,000
Income taxes													733,000	475,000	471,000
Income (Loss) from Continuing Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest, Total													2,391,000	2,859,000	3,933,000
Equity in undistributed earnings of Wilson Bank													50,651,000	46,567,000	34,559,000
Net earnings													$ 53,042,000	$ 49,426,000	$ 38,492,000